Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 546		$ 8,612
Restricted cash	63		63
Accounts receivable — trade, net of allowance for doubtful accounts of $0.1 million as of September 30, 2016 and $0.1 million as of December 31, 2015, respectively	122,306	$ 85,357	73,858
Costs and estimated earnings in excess of billings on uncompleted contracts	28,612		12,896
Advances to and equity in joint ventures, net	7		5
Other current assets	2,362		1,743
Total current assets	153,896		97,177
Property and equipment — net	19,138	13,221	12,023
Intangible assets	19,556
Goodwill	11,861
Deferred tax asset	3,048
Other assets	619		70
Total assets	208,118		109,270
Current liabilities:
Current portion of long-term debt	4,378		3,021
Accounts payable, including retainage	48,997		39,911
Billing in excess of costs and estimated earnings on uncompleted contracts	43,405		24,669
Accrued expenses and other current liabilities	20,579	15,660	9,044
Total current liabilities	117,359		76,645
Noncurrent liabilities:
Long-term debt, net of current portion and debt issuance costs	46,400		27,049
Other long-term liabilities	1,265		1,615
Total noncurrent liabilities		31,921	28,664
Total liability	165,024		105,309
Commitments and contingencies
Redeemable convertible preferred stock, net, par value $0.0001, 1,000,000 shares authorized, 400,000 issued and outstanding as of September 30, 2016 ($10,160 redemption value as of September 30, 2016)	10,108
Stockholders’ equity and members’ equity:
Members’ equity, 10,000,000 Class A units authorized, issued and outstanding as of December 31, 2015 (Predecessor)	0		3,961
Common stock, par value $0.0001, 100,000,000 shares authorized; 5,927,818 issued and outstanding as of September 30, 2016 (Successor)	1
Additional paid-in capital	37,926
Accumulated deficit	(4,941)
Total stockholders’ equity/members’ equity	32,986	8,209	3,961
Total liabilities and stockholders’ equity and members’ equity	$ 208,118		$ 109,270
Predecessor [Member]
Current assets:
Cash and cash equivalents		6,107
Restricted cash		63
Accounts receivable — trade, net of allowance for doubtful accounts of $0.1 million as of September 30, 2016 and $0.1 million as of December 31, 2015, respectively		85,357
Costs and estimated earnings in excess of billings on uncompleted contracts		20,745
Advances to and equity in joint ventures, net		6
Other current assets		1,793
Total current assets		114,071
Property and equipment — net		13,221
Intangible assets		0
Goodwill		0
Deferred tax asset		0
Other assets		37
Total assets		127,329
Current liabilities:
Current portion of long-term debt		2,698
Accounts payable, including retainage		42,569
Billing in excess of costs and estimated earnings on uncompleted contracts		26,272
Accrued expenses and other current liabilities		15,660
Total current liabilities		87,199
Noncurrent liabilities:
Long-term debt, net of current portion and debt issuance costs		30,957
Other long-term liabilities		964
Total liability		119,120
Commitments and contingencies
Redeemable convertible preferred stock, net, par value $0.0001, 1,000,000 shares authorized, 400,000 issued and outstanding as of September 30, 2016 ($10,160 redemption value as of September 30, 2016)		0
Stockholders’ equity and members’ equity:
Members’ equity, 10,000,000 Class A units authorized, issued and outstanding as of December 31, 2015 (Predecessor)		8,209
Common stock, par value $0.0001, 100,000,000 shares authorized; 5,927,818 issued and outstanding as of September 30, 2016 (Successor)		0
Additional paid-in capital		0
Accumulated deficit		0
Total stockholders’ equity/members’ equity		8,209
Total liabilities and stockholders’ equity and members’ equity		$ 127,329